Annual Total Returns - FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO - FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO - Fidelity Advisor Focused Emerging Markets Fund - Fidelity Advisor Focused Emerging Markets Fund - Class A
Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	1.04%
Annual Return 2015	(10.52%)
Annual Return 2016	2.77%
Annual Return 2017	46.78%
Annual Return 2018	(18.32%)
Annual Return 2019	29.15%
Annual Return 2020	30.03%
Annual Return 2021	(2.82%)
Annual Return 2022	(20.09%)
Annual Return 2023	8.12%